Summary of significant accounting policies (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification [Line Items]
Net profit (loss) from continuing operations	$ (271,869)	$ 1,668,646
- basic	$ 0.02	$ (0.09)
- diluted	$ 0.02	$ (0.09)
Net profit (loss) from discontinued operation		$ 535,480
- basic		$ (0.03)		$ (0.16)
- diluted		$ (0.03)		$ (0.16)
Net loss	$ (271,869)	$ 2,204,126	$ 1,125,565	$ 28,022
- basic	$ 0.02	$ (0.12)		$ (0.16)
- diluted	$ 0.02	$ (0.12)		$ (0.16)
Weighted average number of ordinary shares outstanding
Weighted average number of shares outstanding, basic	17,692,853	17,666,043		17,145,000
Weighted average number of shares outstanding, diluted	17,992,853	17,666,043		17,145,000
Net loss per share
Net loss per share, basic	$ (0.02)	$ 0.12		$ 0.16
Net loss per share, diluted	$ (0.02)	$ 0.12		$ 0.16
Reclassification, Other [Member]
Reclassification [Line Items]
- basic			$ (6.51)
- diluted			$ (6.51)
Weighted average number of ordinary shares outstanding
Weighted average number of shares outstanding, basic			17,283,258	17,145,000
Weighted average number of shares outstanding, diluted			17,283,258	17,145,000
Net loss per share
Net loss per share, basic			$ 6.51
Net loss per share, diluted			$ 6.51